Document and Entity Information	6 Months Ended
Jun. 30, 2024
Cover [Abstract]
Entity Registrant Name	MediWound Ltd.
Entity Central Index Key	0001593984
Document Type	6-K
Document Period End Date	Jun. 30, 2024
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2023
Entity File Number	001-36349
Entity Address, Address Line One	42 Hayarkon Street
Entity Address, City or Town	Yavne
Entity Address, Postal Zip Code	8122745
Entity Address, Country	IL